Schwab Large-Cap Growth Fund
Schwab Large-Cap Growth Fund™
Investment objective
The fund seeks long-term capital growth.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Large-Cap Growth Fund Select Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expense that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Large-Cap Growth Fund Select Shares
Management fees		0.72%
Distribution (12b-1) fees		none
Other expenses		0.33%
Total annual operating expenses		1.05%
Less expense reduction		(0.06%)
Total annual fund operating expenses after expense reduction	[1]	0.99%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.99% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Large-Cap Growth Fund Select Shares	101	315	547	1,213

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal investment strategies

To pursue its investment objective, the fund invests primarily in U.S. common stocks. Under normal circumstances, the fund invests at least 80% of its net assets in large-cap stocks of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. Large-cap stocks generally are those with market capitalizations equal to at least $5 billion at the time of purchase. The fund invests its assets in companies it believes to have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to have higher than average price/earnings (P/E) or price/book (P/B) ratios.

Companies with strong growth potential often have new products, technologies, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months. Generally, the fund seeks to invest in stocks that are rated “A”, “B” or “C” at the time of purchase. If a stock held by the fund is downgraded to a rating below “C,” the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of diversification. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio relative to the fund’s comparative index or provide potential for long-term capital growth. For more information on Schwab Equity Ratings please see the “More about Schwab’s research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 13.76% Q2 2009 Worst quarter: (19.53%) Q4 2008
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Large-Cap Growth Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	Since inception	Inception Date
Before taxes Select Shares			Before taxes	1.04%	0.24%	2.27%	Oct. 03, 2005
After taxes on distributions Select Shares			After taxes on distributions	0.97%	0.16%	2.20%	Oct. 03, 2005
After taxes on distributions and sale of shares Select Shares			After taxes on distributions and sale of shares	0.78%	0.20%	1.94%	Oct. 03, 2005
Russell 1000 Growth Index	Comparative Index	(reflects no deduction for expenses or taxes)	Russell 1000 Growth Index	2.64%	2.50%	3.91%	Oct. 03, 2005

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Premier Equity Fund
Schwab Premier Equity Fund®
Investment objective
The fund seeks long-term capital growth.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Premier Equity Fund Select Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expense that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Premier Equity Fund Select Shares
Management fees		0.73%
Distribution (12b-1) fees		none
Other expenses		0.31%
Total annual fund operating expenses		1.04%
Less Expense Reduction		(0.02%)
Total annual fund operating expenses after expense reduction	[1]	1.02%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 1.02% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Premier Equity Fund Select Shares	104	325	563	1,248

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal investment strategies

To pursue its investment objective, the fund invests primarily in U.S. common stocks. Under normal circumstances, the fund pursues its goal by investing at least 80% of its net assets in common stocks of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally seeks to invest in the stocks of approximately 100 companies, but the fund may hold fewer or more stocks at a particular time. The fund may invest in companies of all sizes.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months. The fund will invest in a stock only if the stock is rated “A” or “B” at the time of purchase. If a stock held by the fund is downgraded to a rating below “B”, the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of sector diversification. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio relative to the fund’s comparative index. For more information on Schwab Equity Ratings please see the “More about Schwab’s research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — the fund’s large- and mid-cap holdings could reduce performance.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — the fund’s small-cap holdings could reduce performance.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 15.69% Q2 2009 Worst quarter: (24.22%) Q4 2008
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Premier Equity Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	Since inception	Inception Date
Before taxes Select Shares			Before taxes	(1.45%)	(2.65%)	1.91%	Mar. 21, 2005
After taxes on distributions Select Shares			After taxes on distributions	(1.53%)	(2.92%)	1.69%	Mar. 21, 2005
After taxes on distributions and sale of shares Select Shares			After taxes on distributions and sale of shares	(0.83%)	(2.21%)	1.66%	Mar. 21, 2005
S&P 500 Index	Comparative Index	(reflects no deduction for expenses or taxes)	S&P 500® Index	2.11%	(0.25%)	2.93%	Mar. 21, 2005

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Core Equity Fund
Schwab Core Equity Fund™
Investment objective
The fund seeks long-term capital growth.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Core Equity Fund Investor Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Core Equity Fund Investor Shares
Management fees		0.47%
Distribution (12b-1) fees		none
Other expenses		0.26%
Total annual fund operating expenses	[1]	0.73%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.75% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Core Equity Fund Investor Shares	75	233	406	906

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal investment strategies

To pursue its investment objective, the fund invests primarily in U.S. stocks. Under normal circumstances, the fund pursues its goal by investing at least 80% of its net assets in equity securities of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. The fund expects to hold the common stocks of U.S. companies that have market capitalizations of approximately $500 million or more. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the S&P 500® Index.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

The fund approaches risk management from the perspective of its index, the S&P 500 Index. The S&P 500 Index includes the common stocks of 500 leading U.S. publicly traded companies from a broad range of industries. The portfolio managers seek to keep the fund’s volatility similar to that of the S&P 500 Index.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months. Generally, the fund seeks to invest in stocks that are rated “A” or “B” at the time of purchase, but the fund may purchase “C”-rated stocks for purposes of sector diversification. If a stock held by the fund is downgraded to a rating below “C”, the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of sector diversification. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio or provide potential for long-term capital growth. For more information on Schwab Equity Ratings please see the “More about Schwab’s research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy and sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — the fund’s large- and mid-cap holdings could reduce performance.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. Prior to June 1, 2002, the fund’s day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC.
Annual total returns (%) as of 12/31

Best quarter: 14.52% Q3 2009 Worst quarter: (19.06%) Q4 2008
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Core Equity Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	10 years
Before taxes Investor Shares			Before taxes	0.77%	(0.82%)	3.60%
After taxes on distributions Investor Shares			After taxes on distributions	0.62%	(1.00%)	3.37%
After taxes on distributions and sale of shares Investor Shares			After taxes on distributions and sale of shares	0.70%	(0.71%)	3.06%
S&P 500 Index	Comparative Index	(reflects no deduction for expenses or taxes)	S&P 500® Index	2.11%	(0.25%)	2.92%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab International Core Equity Fund
Schwab® International Core Equity Fund
Investment objective
The fund seeks long-term capital growth.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab International Core Equity Fund Institutional Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab International Core Equity Fund Institutional Shares
Management fees		0.58%
Distribution (12b-1) fees		none
Other expenses		0.64%
Acquired fund fees and expenses (AFFE)	[1]	0.01%
Total annual fund operating expenses	[1]	1.23%
Less expense reduction		(0.36%)
Total annual fund operating expenses (including AFFE)	[1][2][3]	0.87%
[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	after expense reduction
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.86% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab International Core Equity Fund Institutional Shares	89	278	482	1,073

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal investment strategies

To pursue its investment objective, the fund invests primarily in the stocks of publicly traded companies located in developed countries excluding the United States. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Though the fund invests primarily in securities issued by companies located in developed countries, it may also invest in securities issued by companies located in emerging markets. The fund considers any country that is not a developed country to be an emerging market country.

Under normal circumstances, the fund invests at least 80% of its net assets in equity securities. The fund will notify its shareholders at least 60 days before changing this policy. The fund typically invests a majority of its assets in the stocks of large-cap and mid-cap companies but may invest a portion of its assets in small-cap companies. In addition, the portfolio manager seeks to allocate the fund’s investments across different countries and geographic regions in an effort to manage the economic and socio-political risks associated with investing in a single country or limited number of countries. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the MSCI EAFE Index. The MSCI EAFE Index includes over 1,000 securities listed on the stock exchanges of certain developed market countries in Europe, Australia, Asia, and the Far East.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio manager seeks to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, country and sector diversification, and volatility considerations. The fund generally does not intend to hedge its exposure to foreign currencies.

To aid its stock selection, the fund uses Charles Schwab and Co., Inc.’s (“Schwab’s”) proprietary international stock research. This research ranks stocks of publicly traded companies located in the countries in the MSCI EAFE Index plus publicly traded stocks of companies located in certain additional countries not included in the Index. The stocks are ranked based on factors that Schwab believes to be indicative of stocks’ performance potential. The fund may also use additional research as a component of its overall stock selection process. This research may incorporate the analysis of factors including, but not limited to, valuation, balance sheet strength, future earnings power and trading activity to identify companies expected to outperform the broader equity market. In addition, the fund may purchase certain stocks that have not been ranked by Schwab research. For more information on Schwab’s proprietary international stock research please see the “More about Schwab’s research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — the fund’s large- and mid-cap holdings could reduce performance.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — the fund’s small-cap holdings could reduce performance.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging Markets Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries, and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Geographic Risk. To the extent the fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance information of the fund’s former Institutional Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 23.15% Q2 2009 Worst quarter: (18.75%) Q3 2011
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab International Core Equity Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	Since inception	Inception Date
Before taxes Institutional Shares			Before taxes	(12.10%)	(8.01%)	May 30, 2008
After taxes on distributions Institutional Shares			After taxes on distributions	(12.32%)	(8.22%)	May 30, 2008
After taxes on distributions and sale of shares Institutional Shares			After taxes on distributions and sale of shares	(7.19%)	(6.55%)	May 30, 2008
MSCI EAFE Index	Comparative Index	(reflects no deduction for expenses or taxes)	MSCI EAFE Index	(11.73%)	(7.89%)	May 30, 2008

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Schwab Dividend Equity Fund
Schwab Dividend Equity Fund™
Investment objective
The fund seeks current income and capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Dividend Equity Fund Select Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Dividend Equity Fund Select Shares
Management fees		0.62%
Distribution (12b-1) fees		none
Other expenses		0.27%
Total annual fund operating expenses	[1]	0.89%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.89% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Dividend Equity Fund Select Shares	91	284	493	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund seeks to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. The fund also seeks to provide capital appreciation.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months.

The fund’s initial selection universe typically consists of the 1,500 largest U.S. publicly traded companies in terms of market capitalization. These companies tend to be large- to mid-cap companies. From this list, the fund’s portfolio managers seek to select stocks that pay dividends and that have been rated “A” or “B” by Schwab Equity Ratings. The fund may purchase “C”-rated stocks for purposes of sector diversification. If a stock held by the fund is downgraded to a rating below “C”, the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of sector diversification. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio or provide potential for capital appreciation. The portfolio managers then construct a diversified portfolio that seeks to provide a dividend yield that exceeds that of the S&P 500 Index while seeking to maintain a lower volatility than that of the Index. For more information about Schwab Equity Ratings please see the “More about Schwab’s research” section in the prospectus.

The fund may also invest in other equity investments, including convertible securities. Convertible securities can be converted into or exchanged for common stocks, preferred stocks or other securities. Convertible securities and preferred stocks provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — the fund’s large- and mid-cap holdings could reduce performance.

Convertible Securities Risk. Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. These investments, which are often issued by smaller or less established companies, are subject to the equity risks described above, but they also are subject to fixed income risks. For example, an issuer may fail to pay interest or dividends, and prices of convertible securities generally will fall when interest rates rise.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 14.06% Q3 2009 Worst quarter: (17.42%) Q4 2008
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Dividend Equity Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	Since inception	Inception Date
Before taxes Select Shares			Before taxes	6.03%	0.24%	6.46%	Sep. 23, 2003
After taxes on distributions Select Shares			After taxes on distributions	5.73%	(0.08%)	5.90%	Sep. 23, 2003
After taxes on distributions and sale of shares Select Shares			After taxes on distributions and sale of shares	4.30%	0.17%	5.48%	Sep. 23, 2003
S&P 500 Index	Comparative Index	(reflects no deduction for expenses or taxes)	S&P 500® Index	2.11%	(0.25%)	4.78%	Sep. 23, 2003

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Small-Cap Equity Fund
Schwab Small-Cap Equity Fund™
Investment objective
The fund seeks long-term capital growth.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Small-Cap Equity Fund Select Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expense that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Small-Cap Equity Fund Select Shares
Management fees		0.81%
Distribution (12b-1) fees		none
Other expenses		0.31%
Total annual fund operating expenses	[1]	1.12%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 1.12% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Small-Cap Equity Fund Select Shares	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets in small-cap equity securities. The fund will notify its shareholders at least 60 days before changing this policy. Small-cap equity securities generally are securities with market capitalizations of up to $2.5 billion or securities included in the Russell 2000® Index, each measured at the time of purchase by the fund. In addition, small-cap equity securities may include those with market capitalizations of up to $5 billion so long as the purchase of those securities would not cause the average weighted market capitalization of the fund to exceed $2.5 billion. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the Russell 2000® Index.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

The fund approaches risk management from the perspective of its benchmark index, the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months. Generally, the fund seeks to invest in stocks that are rated “A” or “B” at the time of purchase, but the fund may purchase “C”-rated stocks for purposes of sector diversification. If a stock held by the fund is downgraded to a rating below “C”, the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of sector diversification. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio or provide potential for long-term capital growth. For more information about Schwab Equity Ratings please see the “More about Schwab’s research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — the fund’s small-cap holdings could reduce performance.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 20.56% Q2 2009 Worst quarter: (25.80%) Q4 2008
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Small-Cap Equity Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	Since inception	Inception Date
Before taxes Select Shares			Before taxes	0.50%	(1.95%)	8.05%	Jul. 01, 2003
After taxes on distributions Select Shares			After taxes on distributions	0.50%	(2.14%)	7.41%	Jul. 01, 2003
After taxes on distributions and sale of shares Select Shares			After taxes on distributions and sale of shares	0.34%	(1.64%)	6.82%	Jul. 01, 2003
Russell 2000 Index	Comparative Index	(reflects no deduction for expenses or taxes)	Russell 2000® Index	(4.18%)	0.15%	7.45%	Jul. 01, 2003

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Hedged Equity Fund
Schwab Hedged Equity Fund™
Investment objective
The fund seeks long-term capital appreciation over market cycles with lower volatility than the broad equity market.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Hedged Equity Fund Select Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expense that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Hedged Equity Fund Select Shares
Management fees		1.05%
Distribution (12b-1) fees		none
Other expenses Dividend expense on securities sold short		0.41%
Other expenses Remainder of other expenses		0.42%
Total of other expenses		0.83%
Acquired fund fees and expenses (AFFE)	[1]	0.01%
Total annual fund operating expenses	[1]	1.89%
Less expense reduction		(0.02%)
Total annual fund operating expenses (including AFFE)	[1][2][3]	1.87%
[1]	The total fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	after expense reduction
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, certain non-routine expenses and interest paid on securities sold short) of the fund to 1.33% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Hedged Equity Fund Select Shares	190	588	1,011	2,190

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Principal investment strategies

To pursue its investment objective, the fund will establish long and short positions in equity securities issued by U.S. companies. Under normal circumstances it will invest at least 80% of its net assets in equity securities issued by U.S. companies; typically, the actual percentage will be higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund typically purchases or sells short stocks of companies that have market capitalizations of $1 billion or more at the time the stock is purchased or sold short.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months. In general, the fund selects its long positions from stocks that are rated “A” or “B” at the time of purchase and selects its short positions from stocks that are rated “D” or “F” at the time of purchase. The fund may purchase or sell short a “C”-rated stock for purposes of sector diversification. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio or provide potential for long-term capital appreciation. For more information about Schwab Equity Ratings please see the “More about Schwab’s research” section in the prospectus.

When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, it sells a stock that it has borrowed. To complete, or close out, the short sale transaction, the fund buys the same stock in the market and returns it to the lender. The fund makes money if the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices.

The fund also may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy and sell a specific financial instrument at a specified price at a specific future time. The fund may invest in exchange traded funds and stocks of real estate investment trusts (“REITs”).

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gains distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Investment Style Risk. The fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. The fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to the fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require the fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. The fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate the risk.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — the fund’s large- and mid-cap holdings could reduce performance.

Short Sales Risk. Short sales are transactions in which the fund sells a security it does not own. To complete a short sale, the fund must borrow the security to deliver to the buyer. The fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 11.38% Q3 2009 Worst quarter: (12.23%) Q3 2011
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Hedged Equity Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	Since inception	Inception Date
Before taxes Select Shares			Before taxes	1.90%	(0.24%)	5.78%	Sep. 03, 2002
After taxes on distributions Select Shares			After taxes on distributions	1.90%	(0.27%)	5.64%	Sep. 03, 2002
After taxes on distributions and sale of shares Select Shares			After taxes on distributions and sale of shares	1.24%	(0.20%)	5.05%	Sep. 03, 2002
S&P 500 Index	Comparative Index	(reflects no deduction for expenses or taxes)	S&P 500® Index	2.11%	(0.25%)	5.54%	Sep. 03, 2002

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Financial Services Fund
Schwab Financial Services Fund™
Investment objective
The fund seeks long-term capital growth.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Financial Services Fund Investor Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Financial Services Fund Investor Shares
Management fees		0.54%
Distribution (12b-1) fees		none
Other expenses		0.52%
Total annual fund operating expenses		1.06%
Less expense reduction		(0.12%)
Total annual fund operating expenses after expense reduction	[1]	0.94%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.94% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Financial Services Fund Investor Shares	96	300	520	1,155

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund primarily invests in equity securities issued by companies in the financial services sector. The financial services sector may include, for example, asset management firms, brokerage companies, commercial banks, financial services firms, insurance companies, real estate investment trusts (REITs), and savings and loan associations. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these securities; typically, the actual percentage will be higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund will concentrate its investments in securities of companies in the financial services sector. The fund generally invests in U.S. companies and may invest in companies of all sizes.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry diversification, and volatility considerations.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months. Generally, the fund seeks to invest in stocks that are rated “A” or “B” at the time of purchase, but the fund may purchase “C”-rated stocks to broaden exposure among industries represented in the portfolio. If a stock held by the fund is downgraded to a rating below “C”, the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of maintaining this exposure. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio or provide potential for long-term capital growth. For more information about Schwab Equity Ratings please see the “More about Schwab’s research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Concentration Risk. Because the fund’s investments are concentrated in issuers doing business in the same sector, the companies in which the fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, stocks of financial services companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of two indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Annual total returns (%) as of 12/31

Best quarter: 23.32% Q3 2009 Worst quarter: (30.13%) Q4 2008
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Financial Services Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	10 years
Before taxes Investor Shares			Before taxes	(13.82%)	(9.99%)	0.57%
After taxes on distributions Investor Shares			After taxes on distributions	(13.89%)	(10.13%)	0.17%
After taxes on distributions and sale of shares Investor Shares			After taxes on distributions and sale of shares	(8.88%)	(8.18%)	0.49%
S&P 1500 SuperComposite Financial Sector Index	Comparative Indices	(reflect no deduction for expenses or taxes)	S&P 1500 SuperComposite Financial Sector Index	(15.01%)	(15.40%)	(3.55%)
S&P 500 Index	Comparative Indices	(reflect no deduction for expenses or taxes)	S&P 500® Index	2.11%	(0.25%)	2.92%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Schwab Health Care Fund
Schwab Health Care Fund™
Investment objective
The fund seeks long-term capital growth.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Health Care Fund Investor Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expense that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Health Care Fund Investor Shares
Management fees		0.54%
Distribution (12b-1) fees		none
Other expenses		0.31%
Total annual operating expenses		0.85%
Less expense reduction		(0.03%)
Total annual fund operating expenses after expense reduction	[1]	0.82%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.82% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Health Care Fund Investor Shares	84	262	455	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund primarily invests in equity securities issued by companies in the health care sector. The health care sector may include, for example, drug and biotechnology companies, health care facilities operations, medical product manufacturers and suppliers, medical providers and medical services firms. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these securities; typically, the actual percentage will be higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund will concentrate its investments in securities of companies in the health care sector.

The fund primarily invests in U.S. companies, but may invest up to 25% of its net assets in the stocks of publicly traded companies located in countries other than the United States. The fund’s international investments will primarily be in stocks issued by companies located in developed countries, however it may also invest in stocks issued by companies located in emerging markets. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The fund considers any country that is not a developed country to be an emerging market country. The fund generally does not intend to hedge its exposure to foreign currencies. The fund may invest in companies of all sizes.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry diversification, and volatility considerations.

To aid its U.S. stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings represent Schwab’s point-of-view on the 12-month performance outlook for approximately 3,000 of the largest (by market capitalization) stocks of issuers headquartered or incorporated in the U.S. and in certain foreign nations where companies typically locate or incorporate for operational or tax reasons. Stocks are rated using a scale of “A,” “B,” “C,” “D” and “F.” Schwab’s outlook is that “A” rated stocks, on average, will strongly outperform and “F” rated stocks, on average, will strongly underperform the equities market over the next 12 months. Generally, the fund seeks to invest in stocks that are rated “A” or “B” at the time of purchase, but the fund may purchase “C”-rated stocks to broaden exposure among industries represented in the portfolio. If a stock held by the fund is downgraded to a rating below “C”, the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of maintaining this exposure. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund’s portfolio or provide potential for long-term capital growth.

To aid its international stock selection, the fund uses Schwab’s proprietary international stock research. This research ranks stocks, including stocks of certain real estate investment trusts (REITs), of publicly traded companies located in the countries in the MSCI EAFE Index plus stocks of publicly traded companies located in additional countries not included in the MSCI EAFE Index. In addition, the fund may purchase stocks that have not been ranked by Schwab’s research.

For more information on Schwab Equity Ratings and Schwab’s proprietary international stock research please see the “More about Schwab’s research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange traded funds and stocks of REITs. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Concentration Risk. Because the fund’s investments are concentrated in issuers doing business in the same sector, the companies in which the fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, stocks of health care companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging Markets Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of two indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Annual total returns (%) as of 12/31

Best quarter: 16.67% Q4 2003 Worst quarter: (15.87%) Q2 2002
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab Health Care Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	10 years
Before taxes Investor Shares			Before taxes	11.53%	4.08%	7.33%
After taxes on distributions Investor Shares			After taxes on distributions	11.39%	3.94%	7.22%
After taxes on distributions and sale of shares Investor Shares			After taxes on distributions and sale of shares	7.68%	3.49%	6.45%
Dow Jones Global Health Care Index	Comparative Indices	(reflect no deduction for expenses or taxes)	Dow Jones Global Health Care Index	8.64%	2.60%	3.98%
S&P 500 Index	Comparative Indices	(reflect no deduction for expenses or taxes)	S&P 500® Index	2.11%	(0.25%)	2.92%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.